Income Taxes Components of income (loss) before income taxes (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015
Components of operating income (loss) [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest		$ (1)	$ (9)	$ (7)	$ (42)
(Loss) income before income taxes and losses from unconsolidated entities	$ (60)						$ (146)	$ (72)
MPM Holdings Inc [Member] [Domain]
Components of operating income (loss) [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	(9)					$ 1,983	(118)	(92)
Income (Loss) from Continuing Operations before Income Taxes, Foreign	(51)					(265)	(28)	20
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	(60)					1,718	(146)	(72)
(Loss) income before income taxes and losses from unconsolidated entities	0					1,495	(2)	(1)
MPM Inc [Member]
Components of operating income (loss) [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	(9)					1,983	(116)	(91)
Income (Loss) from Continuing Operations before Income Taxes, Foreign	(51)					(265)	(28)	20
(Loss) income before income taxes and losses from unconsolidated entities	$ (60)					$ 1,718	$ (144)	$ (71)